Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Balance		₨ 1,163,075	₨ 1,510,974
Balance	$ 11,760	892,241	1,163,075
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Balance		122,109	689,295
Share-based payments expense during the year		209,557	79,721
Exercised during the year		(46,423)	(578,818)
Forfeited during the year		440	2,622
Forfeited during the year		(440)	(2,622)
Expired during the year		21,272	65,468
Expired during the year		(21,272)	(65,468)
Balance		263,531	122,109
Capital reserve [member] | Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Balance		98,510	665,696
Share-based payments expense during the year		209,557	79,721
Exercised during the year		(46,423)	(578,818)
Forfeited during the year		(440)	(2,622)
Forfeited during the year		440	2,622
Expired during the year		(21,272)	(65,468)
Expired during the year		21,272	65,468
Balance		239,932	98,510
Capital reserve [member] | Reserve of gains and losses from investments in equity instruments [member]
IfrsStatementLineItems [Line Items]
Balance		341	341
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Forfeited during the year
Expired during the year
Expired during the year
Balance		341	341
Capital reserve [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance		23,258	23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Forfeited during the year
Expired during the year
Expired during the year
Balance		₨ 23,258	₨ 23,258